Right of Use Assets	12 Months Ended
Dec. 31, 2023
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS

11. RIGHT OF USE ASSETS

The Company has several operating leases for offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Effective January 1, 2022, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of January 1, 2022. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Total lease expense for the year ended December 31, 2021, 2022 and 2023 amounted to RMB5,424, RMB6,398 and RMB7,543 (US$1,062), respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Right-of-use assets, net	19,209	12,157	1,712

Operating lease liabilities - current	7,174	7,974	1,123
Operating lease liabilities - non-current	12,773	4,798	676
Total operating lease liabilities	19,947	12,772	1,799

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.83 years
Weighted average discount rate	4.75%

The following is a schedule of maturities of lease liabilities as of December 31, 2023:

Twelve months ending December 31,	RMB	US$
2024	8,360	1177
2025	4,210	593
2026	706	100
Total future minimum lease payments	13,276	1,870
Less: imputed interest	504	71
Present value of lease liabilities	12,772	1,799